SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Payables and Accruals [Abstract]
Payroll payables	$ 328,581	$ 369,880
Other payables	526,218	498,372
Professional fees and others	608,569	614,729
Accrued expenses and other current liabilities	$ 1,463,368	$ 1,482,981